Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	James Advantage Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001045487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
JAMES MICRO CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	James Micro Cap Fund
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4th Quarter 2020	22.92%
Worst Quarter	1st Quarter 2020	-37.18%
		The Fund’s year-to-date return as of September 30, 2024 was 11.98%.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated November 27, 2024 to the Prospectus for the Fund, dated November 1, 2024

Effective immediately, the sub-section entitled “Performance – Annual Total Returns” within the FUND SUMMARY section of the Prospectus is hereby deleted in its entirety and replaced with the following:

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS ANDPROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Fund’s Summary Prospectus and Prospectus have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Fund’s Summary Prospectus and Prospectuses, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Fund.

JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2014	rr_AnnualReturn2014	6.39%
Annual Return 2015	rr_AnnualReturn2015	2.61%
Annual Return 2016	rr_AnnualReturn2016	19.62%
Annual Return 2017	rr_AnnualReturn2017	2.92%
Annual Return 2018	rr_AnnualReturn2018	(16.56%)
Annual Return 2019	rr_AnnualReturn2019	26.49%
Annual Return 2020	rr_AnnualReturn2020	(4.20%)
Annual Return 2021	rr_AnnualReturn2021	36.24%
Annual Return 2022	rr_AnnualReturn2022	(17.30%)
Annual Return 2023	rr_AnnualReturn2023	31.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.18%)